Structured entities (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Structured entities
Total on-balance sheet exposures	$ 45,137	$ 50,511
Total notional amounts of off-balance sheet exposures	11,254	15,177
Maximum exposure to loss	56,391	65,688
Size of structured entities	199,566	229,907
Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	2,474	2,734
Investment securities
Structured entities
Total on-balance sheet exposures	4,996	5,352
Loans
Structured entities
Total on-balance sheet exposures	37,579	41,443
Other financial assets
Structured entities
Total on-balance sheet exposures	68	55
Assets held for sale
Structured entities
Total on-balance sheet exposures	20	927
Investment in third party mortgage and other asset-backed securities
Structured entities
Total on-balance sheet exposures	7,464	8,046
Maximum exposure to loss	7,464	8,046
Size of structured entities	69,883	74,925
Investment in third party mortgage and other asset-backed securities | Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	2,467	2,694
Investment in third party mortgage and other asset-backed securities | Investment securities
Structured entities
Total on-balance sheet exposures	4,996	5,352
Investment in third party mortgage and other asset-backed securities | Other financial assets
Structured entities
Total on-balance sheet exposures	1
Financing to securitisation vehicles
Structured entities
Total on-balance sheet exposures	28,852	23,028
Total notional amounts of off-balance sheet exposures	7,051	6,609
Maximum exposure to loss	35,903	29,637
Size of structured entities	35,903	29,637
Financing to securitisation vehicles | Loans
Structured entities
Total on-balance sheet exposures	28,852	23,028
Group managed funds
Structured entities
Total on-balance sheet exposures	88	287
Total notional amounts of off-balance sheet exposures	14	15
Maximum exposure to loss	102	302
Size of structured entities	65,602	77,036
Group managed funds | Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	1
Group managed funds | Other financial assets
Structured entities
Total on-balance sheet exposures	67	55
Group managed funds | Assets held for sale
Structured entities
Total on-balance sheet exposures	20	232
Interest in other structured entities
Structured entities
Total on-balance sheet exposures	8,733	19,150
Total notional amounts of off-balance sheet exposures	4,189	8,553
Maximum exposure to loss	12,922	27,703
Size of structured entities	28,178	48,309
Interest in other structured entities | Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	6	40
Interest in other structured entities | Loans
Structured entities
Total on-balance sheet exposures	$ 8,727	18,415
Interest in other structured entities | Assets held for sale
Structured entities
Total on-balance sheet exposures		$ 695